Long-term investments (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Long-term investments
Long-term investments	¥ 79		¥ 211		$ 11
Impairment loss	¥ 132	$ 18	¥ 8	¥ 27